Deferred Acquisition Costs ("DAC"), Value Of Business Acquired ("VOBA") And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs ("DAC"), Value of Business Acquired ("VOBA") and Other Intangible Assets [Abstract]
Deferred Acquisition Costs ("DAC"), Value Of Business Acquired ("VOBA") And Other Intangible Assets

12. DAC, VOBA AND OTHER INTANGIBLE ASSETS

     DAC, VOBA and other acquisition related intangible assets are generally originated through the issuance of new business or the purchase of existing business, either by purchasing blocks of insurance policies from other insurers or by the outright purchase of other companies. The Company's other intangible assets consist of certain customer lists from Asset Management business acquired and an individual disability marketing agreement. See "Note 1—Summary of Significant Accounting Policies—DAC, VOBA and Other Intangible Assets" for additional information.

     Effective January 1, 2012, the Company adopted ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. In accordance with this adoption, the Company has adjusted on a retrospective basis its financial statements and notes thereto for the periods 2009 through 2011 and has recognized a cumulative effect adjustment of $11.0 million as of January 1, 2009.

The following table sets forth activity for DAC, VOBA and other intangible assets:

	Years ended December 31,
(In millions)	2011		2010	2009

Carrying value at beginning of period:
DAC		$250.1	$230.4	$232.3
VOBA		28.4	30.4	31.1
Other intangible assets		51.7	55.8	54.2

Total balance at beginning of period		330.2	316.6	317.6

Deferred or acquired:
DAC		81.7	76.0	76.7
Other intangible assets	-	--	1.7	6.3

Total deferred or acquired		81.7	77.7	83.0

Amortized during period:
DAC		(57.4)	(56.3)	(78.6)
VOBA		(2.0)	(2.0)	(0.7)
Other intangible assets		(7.6)	(5.8)	(4.7)

Total amortized during period		(67.0)	(64.1)	(84.0)

Carrying value at end of period, net:
DAC		274.4	250.1	230.4
VOBA		26.4	28.4	30.4
Other intangible assets		44.1	51.7	55.8

Total carrying value at end of period		$344.9	$330.2	$316.6

     The following table sets forth the amount of DAC and VOBA balances amortized in proportion to expected gross profits and the percentage of the total balance of DAC and VOBA amortized in proportion to expected gross profits:

2011 ANNUAL REPORT

	December 31, 2011		December 31, 2010
(Dollars in millions)	Amount	Percent	Amount	Percent

DAC	$60.7	22.1%	$57.9	23.2%
VOBA	7.1	26.9	7.5	26.4

     The value of DAC and VOBA is dependent on key assumptions. See "Note 1—Summary of Significant Accounting Policies—DAC, VOBA and Other Intangible Assets" for a discussion of the key assumptions used to determine the values of DAC and VOBA. Because actual results and trends related to these assumptions vary from those assumed, the Company revises these assumptions annually to reflect its current best estimate of expected gross profits. As a result of this process, known as "unlocking," the cumulative balances of DAC and VOBA are adjusted with an offsetting benefit or charge to income to reflect changes in the period of the revision. An unlocking event that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates. An unlocking event that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates. As a result of unlocking, the amortization schedule for future periods is also adjusted.

The following table sets forth the impact of unlocking on DAC and VOBA balances:

	Years ended December 31,

(In millions)	2011	2010

Decrease to DAC and VOBA	$(0.9)	$(0.5)

     Significant, unanticipated changes in key assumptions, which affect the determination of expected gross profits, may result in a large unlocking event that could have a material effect on the Company's financial position or results of operations. However, future changes in DAC and VOBA balances due to changes in underlying assumptions are not expected to be material.

     The accumulated amortization of VOBA was $62.4 million and $60.4 million at December 31, 2011 and 2010, respectively. The accumulated amortization of other intangible assets was $30.6 million and $23.0 million at December 31, 2011 and 2010, respectively. See "Note 1—Summary of Significant Accounting Policies—DAC, VOBA and Other Intangible Assets" for a discussion on the amortization policies for VOBA and other intangible assets.

The following table sets forth the estimated net amortization of VOBA and other intangible assets for each of the next five years:

(In millions)	Amount

2012		$9.2
2013		8.3
2014		8.2
2015		8.3
2016		6.2